30. RELATED PARTY TRANSACTIONS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Remuneration	R$ 27	R$ 25	R$ 34
Profit sharing (reversal)	9	6	4
Pension plans	1	1	3
Total	R$ 37	R$ 32	R$ 41